Related Parties - Summary of Remuneration of Directors and Members of the Executive Committee (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Salary / fees	€ 1,816	€ 1,510
Retirement benefits	171	23
Share based payments	242	438
Executive officers / VP and qualified person
Disclosure of transactions between related parties [line items]
Salary / fees	630	593
Retirement benefits	110	11
Share based payments	222	254
Executive committee
Disclosure of transactions between related parties [line items]
Salary / fees	993	764
Retirement benefits	61	12
Share based payments	20	183
Board of directors
Disclosure of transactions between related parties [line items]
Salary / fees	193	153
Retirement benefits		0
Share based payments		€ 1